Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 690,351
Less: current maturities	(297,324)		$ (40,433)
Long-term debt, less current maturities	4,115,684		2,732,200
Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt	480,000
Less: current maturities	(275,000)		0
Long-term debt, less current maturities	$ 2,440,603		2,438,206
Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.10%
Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.875%
Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.875%
Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.80%
Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.70%
Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.15%
Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	2.20%
Notes 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.18%	3.18%
8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	8.00%
Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	7.78%
Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	7.92%
Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.76%
MountainWest unsecured senior notes, 3.53%, due in 2028
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.53%
MountainWest unsecured senior notes, 4.875%, due in 2041
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.875%
MountainWest unsecured senior notes, 3.91%, due in 2038
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.91%
Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt	$ 350,000
Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt	130,000
Secured Debt | Centuri secured revolving credit facility
Debt Instrument [Line Items]
Long-term debt	103,329
Secured Debt | Centuri secured term loan facility
Debt Instrument [Line Items]
Long-term debt	57,250
Other debt obligations
Debt Instrument [Line Items]
Long-term debt	49,772
Carrying Amount
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(24,466)		(820)
Less: current maturities	(22,324)		(40,433)
Long-term debt, less current maturities	4,115,684		2,732,200
Carrying Amount | Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	(275,000)		0
Long-term debt, less current maturities	2,440,603		2,438,206
Carrying Amount | Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(19,959)		(17,822)
Long-term debt	2,387,541		2,089,678
Carrying Amount | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	125,000		125,000
Carrying Amount | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	250,000		250,000
Carrying Amount | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	250,000		250,000
Carrying Amount | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	450,000		450,000
Carrying Amount | Debentures | Notes 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		0
Carrying Amount | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	75,000		75,000
Carrying Amount | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	7,500		7,500
Carrying Amount | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt	130,000		150,000
Carrying Amount | Industrial development revenue bonds | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(1,938)		(1,472)
Long-term debt	198,062		198,528
Carrying Amount | Industrial development revenue bonds | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Industrial development revenue bonds | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Industrial development revenue bonds | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Industrial development revenue bonds | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Secured Debt | Centuri secured revolving credit facility | Centuri
Debt Instrument [Line Items]
Long-term debt, gross	103,329		26,626
Carrying Amount | Secured Debt | Centuri secured term loan facility | Centuri
Debt Instrument [Line Items]
Long-term debt, gross	1,117,138		226,648
Carrying Amount | Unsecured Debt | MountainWest unsecured senior notes, 3.53%, due in 2028
Debt Instrument [Line Items]
Long-term debt, gross	102,078		0
Carrying Amount | Unsecured Debt | MountainWest unsecured senior notes, 4.875%, due in 2041
Debt Instrument [Line Items]
Long-term debt, gross	199,926		0
Carrying Amount | Unsecured Debt | MountainWest unsecured senior notes, 3.91%, due in 2038
Debt Instrument [Line Items]
Long-term debt, gross	147,735		0
Carrying Amount | Other debt obligations
Debt Instrument [Line Items]
Long-term debt, gross	51,665		81,973
Fair Value | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	166,380		174,858
Fair Value | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	250,603		258,825
Fair Value | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	307,538		317,190
Fair Value | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	329,055		347,046
Fair Value | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	325,191		344,553
Fair Value | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	342,030		370,278
Fair Value | Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	440,838		474,552
Fair Value | Debentures | Notes 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	292,116		0
Fair Value | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	92,623		99,723
Fair Value | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	25,122		26,663
Fair Value | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	31,555		33,802
Fair Value | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	8,949		9,613
Fair Value | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt	130,000		150,000
Fair Value | Industrial development revenue bonds | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Industrial development revenue bonds | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Industrial development revenue bonds | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Industrial development revenue bonds | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Secured Debt | Centuri secured revolving credit facility | Centuri
Debt Instrument [Line Items]
Long-term debt, gross	103,749		26,645
Fair Value | Secured Debt | Centuri secured term loan facility | Centuri
Debt Instrument [Line Items]
Long-term debt, gross	1,117,841		230,824
Fair Value | Unsecured Debt | MountainWest unsecured senior notes, 3.53%, due in 2028
Debt Instrument [Line Items]
Long-term debt, gross	102,078		0
Fair Value | Unsecured Debt | MountainWest unsecured senior notes, 4.875%, due in 2041
Debt Instrument [Line Items]
Long-term debt, gross	199,926		0
Fair Value | Unsecured Debt | MountainWest unsecured senior notes, 3.91%, due in 2038
Debt Instrument [Line Items]
Long-term debt, gross	147,735		0
Fair Value | Other debt obligations
Debt Instrument [Line Items]
Long-term debt, gross	$ 50,003		$ 84,246